Loss Per Common Share (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 03, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Undeclared preferred dividend cancelled		$ 16,863		$ 972
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share		843,097	664,709	503,316
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share		227,496	349,900	456,684